Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Lease liabilities [abstract]
Schedule of Lease liability
The analysis of lease liabilities is presented below:

	2025	2024
	$	$
As at January 1	1,418,696	1,787,702
Additions	1,795,693	225,761
Interest accretion on lease liability	95,219	86,407
Payments	(874,244)	(534,055)
Lease disposals/reassessments	(118,907)	-
Foreign exchange impact	(262,257)	(147,119)
As at December 31	2,054,200	1,418,696

Current	931,364	617,648
Non-current	1,122,836	801,048
As at December 31	2,054,200	1,418,696

Schedule of Undiscounted Lease Payments
Shown below is the maturity analysis of the undiscounted minimum lease payments:

	2025	2024
Undiscounted future lease payments	$	$

Less than 1 year	1,122,834	664,254
More than 1 year but less than 5 years	1,264,733	827,500
As at December 31	2,387,567	1,491,754